UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __ to __

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

_____________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

☒  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor:    0001664943

College Ave Student Loans 2018-A, LLC*

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable):    Not applicable

     James W. Keller, Chief Financial Officer (302) 497-0701

Name and telephone number, including area code, of the person to contact in connection with this filing

_____

* College Avenue Student Loans, LLC, as sponsor/securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the above referenced issuing entity.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated May 25, 2018, obtained by the Securitizer, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 5, 2018	College Avenue Student Loans, LLC
(Securitizer)

	By:	/s/ James W. Keller
	Name:	James W. Keller
	Title:	Chief Financial Officer

EXHIBIT INDEX

Exhibit No.                                                      Description

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated May 25, 2018, of Deloitte & Touche LLP.